Equity Compensation Plans - Additional Information (Detail) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Apr. 05, 2011
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Shares issued to Directors			3,000
Minimum proceeds from unaffiliated persons	$ 2,500	$ 2,500
Selling commissions	$ 0	$ 0